Financial Assets and financial liabilities - Summary of income, expenses, gains and losses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 239	$ 2,532	$ 822	$ 3,770
Interest expense	(23)	(15,746)	(47,923)	(34,163)
Foreign currency exchange difference, net	(995)	3,005	3,068	(2,991)
Results from financial instruments at fair value	69
Changes in the fair value of Warrants		(8,860)	16,498	6,840
Changes in the fair value of the financial assets			(645)	873
Cost of early settlements of borrowings and amortized cost		(14,474)	(2,811)	(2,076)
Interest expense leases			(1,641)	(1,561)
Effect of discount of assets and liabilities at present value		(2,743)	(3,432)	(10)
Impairment of financial assets			(4,839)
Unwinding of discount on asset retirement obligation	(233)	(897)	(2,584)	(1,723)
Other		(366)
Other			633	(67)
Financial results, net	(943)	(36,134)	(42,854)	(31,108)
Financial assets/liabilities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	239	2,532	822	3,770
Interest expense	(23)	(15,746)	(47,923)	(34,163)
Foreign currency exchange difference, net	(995)	3,005	3,068	(2,991)
Cost of early settlements of borrowings and amortized cost		(14,474)	(2,811)	(2,076)
Interest expense leases			(1,641)	(1,561)
Effect of discount of assets and liabilities at present value		(2,743)	(3,432)	(10)
Unwinding of discount on asset retirement obligation	(233)	(897)	(2,584)	(1,723)
Other		(366)
Other			633	(67)
Financial results, net	(1,012)	(28,689)	(58,707)	(38,821)
Financial assets/liabilities at FVTPL [member]
Disclosure of detailed information about financial instruments [line items]
Results from financial instruments at fair value	69
Changes in the fair value of Warrants			16,498	6,840
Changes in the fair value of the financial assets			(645)	873
Interest expense leases			0
Financial results, net	$ 69	$ (8,860)	$ 15,853	$ 7,713